NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of changes in liabilities arising from financing activities

Year Ended December 31, 2023	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2023	74,000	—	3,408	7,153	2,915
Changes from financing cash flows	(3,378)	—	3,932	78,520	(1,024)
Foreign exchange difference	—	—	78	—	27
Interest expenses	1,878	—	—	—	99
Disposal of PSTT	(72,500)	—	1,651	—	(1,657)

As of December 31, 2023	—	—	9,069	85,673	360

Year Ended December 31, 2024	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2024	—	—	9,069	85,673	360
Changes from financing cash flows	—	—	1,858	(5,035)	(373)
Foreign exchange difference	—	—	434	(2,071)	7
Interest expenses	—	—	—	—	6

As of December 31, 2024	—	—	11,361	78,567	—

Year Ended December 31, 2024	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2024	—	—	1,243	11,739	49
Changes from financing cash flows	—	—	255	(690)	(51)
Foreign exchange difference	—	—	59	(283)	1
Interest expenses	—	—	—	—	1
Disposal of PSTT	—	—	—	—	—

As of December 31, 2024	—	—	1,557	10,766	—

Schedule of Cash Outflow for Leases

	2023	2024	2024
	CNY	CNY	US$

Within operating activities	(323)	—	—
Within financing activities	(1,024)	(366)	(51)
Total cash outflow for leases	(1,347)	(366)	(51)